Capital Group Central Corporate Bond Fund®
Investment portfolio
August 31, 2021
unaudited
Bonds, notes & other debt instruments 96.18% Corporate bonds, notes & loans 91.10% Financials 21.01%	Principal amount (000)	Value (000)
ACE INA Holdings, Inc. 2.875% 2022	$25,090	$25,756
ACE INA Holdings, Inc. 3.35% 2026	8,585	9,445
ACE INA Holdings, Inc. 4.35% 2045	400	516
Allstate Corp. 3.85% 2049	950	1,152
American International Group, Inc. 2.50% 2025	40,000	42,077
American International Group, Inc. 4.20% 2028	14,570	16,765
American International Group, Inc. 3.40% 2030	19,540	21,511
American International Group, Inc. 4.375% 2050	25,061	31,465
AON Corp. 2.20% 2022	7,605	7,774
Arthur J. Gallagher & Co. 3.50% 2051	5,864	6,365
Bank of America Corp. 2.816% 2023 (3-month USD-LIBOR + 0.93% on 7/21/2022)[1]	3,025	3,090
Bank of America Corp. 0.81% 2024 (USD-SOFR + 0.74% on 10/24/2023)[1]	8,991	9,033
Bank of America Corp. 2.456% 2025 (3-month USD-LIBOR + 0.87% on 10/22/2024)[1]	11,162	11,688
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[1]	8,326	8,440
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[1]	39,444	43,360
Bank of America Corp. 4.271% 2029 (3-month USD-LIBOR + 1.31% on 7/23/2028)[1]	7,242	8,334
Bank of America Corp. 3.194% 2030 (3-month USD-LIBOR + 1.18% on 7/23/2029)[1]	28,665	31,042
Bank of America Corp. 1.898% 2031 (USD-SOFR + 1.53% on 7/23/2030)[1]	88,826	87,059
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[1]	33,922	33,256
Bank of America Corp. 2.299% 2032 (USD-SOFR + 1.22% on 7/21/2031)[1]	71,190	71,657
Bank of America Corp. 2.651% 2032 (USD-SOFR + 1.22% on 3/11/2031)[1]	72,889	75,608
Bank of America Corp. 2.687% 2032 (USD-SOFR + 1.32% on 4/22/2031)[1]	48,553	50,494
Bank of America Corp. 2.676% 2041 (USD-SOFR + 1.93% on 6/19/2040)[1]	45,850	45,216
Bank of America Corp. 2.831% 2051 (USD-SOFR + 1.88% on 10/24/2050)[1]	2,825	2,785
Bank of America Corp. 3.483% 2052 (USD-SOFR + 1.65% on 3/11/2051)[1]	16,310	18,135
Bank of Nova Scotia 1.05% 2026	25,175	25,053
Barclays Bank PLC 4.95% 2047	4,000	5,258
BB&T Corp. 2.75% 2022	762	772
Berkshire Hathaway Finance Corp. 4.20% 2048	36,065	44,946
Berkshire Hathaway Finance Corp. 4.25% 2049	8,075	10,167
BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2031)[1,2]	85,090	88,311
Citigroup, Inc. 2.312% 2022 (USD-SOFR + 0.867% on 11/4/2021)[1]	5,000	5,017
Citigroup, Inc. 0.981% 2025 (USD-SOFR + 0.669% on 5/1/2024)[1]	10,269	10,318
Citigroup, Inc. 3.352% 2025 (3-month USD-LIBOR + 0.897% on 4/24/2024)[1]	4,500	4,798
Citigroup, Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[1]	5,000	5,322
Citigroup, Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)[1]	9,275	9,583
Citigroup, Inc. 2.561% 2032 (USD-SOFR + 1.167% on 5/1/2031)[1]	44,744	46,046
Commonwealth Bank of Australia 3.35% 2024	3,325	3,580
Cooperatieve Rabobank UA 2.625% 2024[2]	4,450	4,687
Crédit Agricole SA 4.375% 2025[2]	11,115	12,220
Crédit Agricole SA 1.247% 2027 (USD-SOFR + 0.892% on 1/26/2026)[1,2]	9,725	9,635
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[1,2]	5,000	5,148
Credit Suisse Group AG 3.80% 2023	12,100	12,763
Credit Suisse Group AG 2.95% 2025	2,700	2,885
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[1,2]	6,100	6,751
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[1,2]	42,406	48,087
Capital Group Central Corporate Bond Fund — Page 1 of 24

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[1,2]	$24,600	$25,670
Deutsche Bank AG 2.222% 2024 (USD-SOFR + 2.159% on 9/18/2023)[1]	10,725	11,011
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[1]	32,356	33,071
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[1]	15,675	16,975
Deutsche Bank AG 3.035% 2032 (USD-SOFR + 1.718% on 5/28/2031)[1]	7,025	7,252
DNB Bank ASA 1.535% 2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[1,2]	10,700	10,766
GE Capital Funding, LLC 4.40% 2030	10,748	12,602
Goldman Sachs Group, Inc. 5.75% 2022	27,500	28,102
Goldman Sachs Group, Inc. 1.721% 2023[3]	1,465	1,508
Goldman Sachs Group, Inc. 3.50% 2025	33,751	36,559
Goldman Sachs Group, Inc. 0.855% 2026 (USD-SOFR + 0.609% on 2/12/2025)[1]	5,425	5,396
Goldman Sachs Group, Inc. 1.093% 2026 (USD-SOFR + 0.789% on 12/9/2025)[1]	11,367	11,284
Goldman Sachs Group, Inc. 2.60% 2030	18,639	19,438
Goldman Sachs Group, Inc. 1.992% 2032 (USD-SOFR + 1.09% on 1/27/2031)[1]	15,335	15,039
Goldman Sachs Group, Inc. 2.383% 2032 (USD-SOFR + 1.248% on 7/21/2031)[1]	70,595	71,401
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[1]	133,235	137,574
Goldman Sachs Group, Inc. 2.908% 2042 (USD-SOFR + 1.40% on 7/21/2041)[1]	20,000	20,223
Goldman Sachs Group, Inc. 3.21% 2042 (USD-SOFR + 1.513% on 4/22/2041)[1]	21,436	22,677
Groupe BPCE SA 5.15% 2024[2]	10,000	11,122
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[1,2]	30,575	30,757
Groupe BPCE SA 2.277% 2032 (USD-SOFR + 1.312% on 1/20/2031)[1,2]	6,700	6,615
Hartford Financial Services Group, Inc. 3.60% 2049	3,871	4,357
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[1]	7,550	7,906
HSBC Holdings PLC 2.099% 2026 (USD-SOFR + 1.929% on 6/4/2025)[1]	23,000	23,656
HSBC Holdings PLC 2.206% 2029 (USD-SOFR + 1.285% on 8/17/2028)[1]	29,615	29,882
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[1]	10,250	11,851
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[1]	39,485	44,303
HSBC Holdings PLC 2.357% 2031 (USD-SOFR + 1.947% on 8/18/2030)[1]	2,170	2,181
HSBC Holdings PLC 2.848% 2031 (USD-SOFR + 2.387% on 6/4/2030)[1]	8,923	9,318
HSBC Holdings PLC 2.804% 2032 (USD-SOFR + 1.187% on 5/24/2031)[1]	6,800	7,026
Intercontinental Exchange, Inc. 2.65% 2040	5,700	5,581
Intercontinental Exchange, Inc. 3.00% 2060	14,780	14,727
JPMorgan Chase & Co. 3.25% 2022	10,000	10,323
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[1]	21,226	22,291
JPMorgan Chase & Co. 3.875% 2024	10,000	10,890
JPMorgan Chase & Co. 4.023% 2024 (3-month USD-LIBOR + 1.00% on 12/5/2023)[1]	7,560	8,123
JPMorgan Chase & Co. 0.563% 2025 (USD-SOFR + 0.375% on 2/16/2024)[1]	3,700	3,692
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)[1]	3,450	3,591
JPMorgan Chase & Co. 1.045% 2026 (USD-SOFR + 0.80% on 11/19/2025)[1]	35,000	34,707
JPMorgan Chase & Co. 2.005% 2026 (USD-SOFR + 1.585% on 3/13/2025)[1]	1,610	1,661
JPMorgan Chase & Co. 1.04% 2027 (USD-SOFR + 0.695% on 2/4/2026)[1]	53,759	53,106
JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[1]	41,248	41,653
JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)[1]	3,473	3,993
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)[1]	4,714	4,881
JPMorgan Chase & Co. 1.953% 2032 (USD-SOFR + 1.065% on 2/4/2031)[1]	59,382	58,349
JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[1]	52,536	54,239
JPMorgan Chase & Co. 3.109% 2051 (USD-SOFR + 3.109% on 4/22/2050)[1]	8,236	8,630
JPMorgan Chase & Co., Series Z, 3.926% junior subordinated perpetual bonds (3-month USD-LIBOR + 3.80% on 11/1/2021)[1]	10,500	10,572
Lloyds Banking Group PLC 3.87% 2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.50% on 7/9/2024)[1]	24,743	26,805
Lloyds Banking Group PLC 1.627% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[1]	6,250	6,276
Capital Group Central Corporate Bond Fund — Page 2 of 24

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Marsh & McLennan Companies, Inc. 3.875% 2024	$7,500	$8,095
Marsh & McLennan Companies, Inc. 4.375% 2029	5,758	6,774
Marsh & McLennan Companies, Inc. 2.25% 2030	6,708	6,875
Marsh & McLennan Companies, Inc. 4.90% 2049	3,738	5,158
MetLife, Inc. 4.55% 2030	15,553	18,765
Metropolitan Life Global Funding I 1.95% 2023[2]	7,800	7,973
Metropolitan Life Global Funding I 0.40% 2024[2]	14,942	14,901
Metropolitan Life Global Funding I 0.95% 2025[2]	18,767	18,808
Metropolitan Life Global Funding I 1.55% 2031[2]	25,721	24,919
Mitsubishi UFJ Financial Group, Inc. 2.801% 2024	37,500	39,663
Mitsubishi UFJ Financial Group, Inc. 2.193% 2025	35,000	36,416
Mitsubishi UFJ Financial Group, Inc. 3.195% 2029	5,290	5,760
Morgan Stanley 0.529% 2024 (USD-SOFR + 0.455% on 1/25/2023)[1]	20,000	20,016
Morgan Stanley 3.70% 2024	2,670	2,909
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[1]	16,250	17,111
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[1]	18,080	19,013
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[1]	56,546	55,883
Morgan Stanley 2.188% 2026 (USD-SOFR + 1.99% on 4/28/2025)[1]	59,269	61,616
Morgan Stanley 3.875% 2026	7,796	8,697
Morgan Stanley 1.512% 2027 (USD-SOFR + 0.858% on 7/20/2026)[1]	70,540	70,853
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[1]	64,355	64,990
Morgan Stanley 1.794% 2032 (USD-SOFR + 1.034% on 2/13/2031)[1]	53,662	51,913
Morgan Stanley 1.928% 2032 (USD-SOFR + 1.02% on 4/28/2031)[1]	37,190	36,376
Morgan Stanley 2.239% 2032 (USD-SOFR + 1.178% on 7/21/2031)[1]	87,159	87,428
National Rural Utilities Cooperative Finance Corp. 3.25% 2025	715	777
New York Life Global Funding 1.70% 2021[2]	16,000	16,007
New York Life Global Funding 2.25% 2022[2]	8,068	8,210
New York Life Global Funding 2.30% 2022[2]	250	254
New York Life Global Funding 0.95% 2025[2]	8,537	8,563
New York Life Global Funding 0.85% 2026[2]	12,630	12,551
New York Life Global Funding 2.35% 2026[2]	9,220	9,723
New York Life Global Funding 1.20% 2030[2]	26,885	25,635
New York Life Insurance Company 3.75% 2050[2]	1,209	1,399
Northwestern Mutual Global Funding 0.80% 2026[2]	30,277	29,974
PNC Bank 2.55% 2021	17,000	17,077
PNC Financial Services Group, Inc. 3.90% 2024	16,667	18,053
Progressive Corp. 3.20% 2030	1,380	1,526
Prudential Financial, Inc. 3.878% 2028	325	373
Prudential Financial, Inc. 4.35% 2050	42,630	54,547
Prudential Financial, Inc. 3.70% 2051	5,495	6,414
Royal Bank of Canada 0.875% 2026	9,589	9,508
Royal Bank of Canada 1.20% 2026	112,063	112,346
Royal Bank of Scotland PLC 3.073% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.55% on 5/22/2027)[1]	4,375	4,671
Royal Bank of Scotland PLC 4.445% 2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[1]	10,113	11,678
Toronto-Dominion Bank 1.15% 2025	4,000	4,038
Travelers Companies, Inc. 4.00% 2047	11,455	14,116
Travelers Companies, Inc. 4.05% 2048	2,753	3,433
Travelers Companies, Inc. 4.10% 2049	1,040	1,325
Travelers Companies, Inc. 2.55% 2050	1,031	1,006
U.S. Bancorp 2.625% 2022	16,225	16,344
U.S. Bancorp 2.40% 2024	2,000	2,106
U.S. Bancorp 3.70% 2024	5,000	5,382
U.S. Bank NA 2.85% 2023	25,000	25,867
Capital Group Central Corporate Bond Fund — Page 3 of 24

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
U.S. Bank NA 3.40% 2023	$32,945	$34,820
UBS Group AG 1.364% 2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[1,2]	12,975	12,951
UBS Group AG 3.126% 2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)[1,2]	6,500	7,031
Wells Fargo & Company 0.805% 2025 (USD-SOFR + 0.51% on 5/19/2024)[1]	22,911	23,016
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[1]	104,118	108,828
Wells Fargo & Company 2.164% 2026 (3-month USD-LIBOR + 0.75% on 2/11/2025)[1]	10,000	10,383
Wells Fargo & Company 3.00% 2026	18,276	19,782
Wells Fargo & Company 3.196% 2027 (3-month USD-LIBOR + 1.17% on 6/17/2026)[1]	8,938	9,683
Wells Fargo & Company 3.584% 2028 (3-month USD-LIBOR + 1.31% on 5/22/2027)[1]	217	241
Wells Fargo & Company 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[1]	19,297	20,532
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[1]	9,107	9,463
Wells Fargo & Company 5.013% 2051 (3-month USD-LIBOR + 4.24% on 4/4/2050)[1]	2,950	4,116
Westpac Banking Corp. 2.75% 2023	20,620	21,335
Westpac Banking Corp. 2.668% 2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[1]	4,150	4,120
Willis North America, Inc. 2.95% 2029	2,435	2,587
Willis North America, Inc. 3.875% 2049	1,944	2,200
		3,487,885
Utilities 13.87%
AEP Texas, Inc. 3.45% 2051	13,200	14,007
AEP Transmission Co. LLC 3.75% 2047	2,395	2,772
AEP Transmission Co. LLC 3.65% 2050	1,925	2,215
AEP Transmission Co. LLC 2.75% 2051	5,632	5,543
Ameren Corp. 2.50% 2024	9,020	9,453
Ameren Corp. 1.75% 2028	8,050	8,021
Ameren Corp. 3.50% 2031	7,618	8,436
Ameren Corp. 4.50% 2049	4,475	5,903
American Electric Power Company, Inc. 2.95% 2022	8,090	8,310
American Electric Power Company, Inc. 1.00% 2025	8,325	8,287
American Electric Power Company, Inc. 3.25% 2050	775	796
Atlantic City Electric Co. 2.30% 2031	5,075	5,262
Berkshire Hathaway Energy Company 2.85% 2051	21,143	20,646
CenterPoint Energy, Inc. 2.50% 2022	1,840	1,877
CenterPoint Energy, Inc. 3.85% 2024	15,215	16,291
CenterPoint Energy, Inc. 2.95% 2030	5,450	5,814
CenterPoint Energy, Inc. 2.65% 2031	6,975	7,251
CenterPoint Energy, Inc. 2.90% 2050	500	520
CMS Energy Corp. 3.00% 2026	17,796	19,158
CMS Energy Corp. 3.45% 2027	1,850	2,054
Commonwealth Edison Co. 2.95% 2027	5,000	5,425
Connecticut Light and Power Co. 0.75% 2025	15,300	15,224
Connecticut Light and Power Co. 3.20% 2027	1,970	2,175
Connecticut Light and Power Co. 2.05% 2031	12,175	12,352
Consolidated Edison Company of New York, Inc. 2.40% 2031	36,318	37,285
Consolidated Edison Company of New York, Inc. 3.60% 2061	1,830	1,981
Consumers Energy Co. 3.80% 2028	11,553	13,231
Consumers Energy Co. 3.25% 2046	8,893	9,771
Consumers Energy Co. 4.05% 2048	4,900	6,090
Consumers Energy Co. 3.10% 2050	27,892	29,875
Consumers Energy Co. 3.75% 2050	1,193	1,435
Consumers Energy Co. 2.65% 2052	15,605	15,327
Dominion Energy, Inc. 2.25% 2031	53,275	53,841
Capital Group Central Corporate Bond Fund — Page 4 of 24

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Dominion Resources, Inc. 2.75% 2022	$36,516	$36,785
Dominion Resources, Inc. 3.30% 2025	6,227	6,722
Dominion Resources, Inc. 3.375% 2030	20,000	21,952
Dominion Resources, Inc., junior subordinated, 3.071% 2024[1]	13,650	14,484
Duke Energy Carolinas, LLC 2.95% 2026	7,925	8,589
Duke Energy Carolinas, LLC 3.95% 2028	16,035	18,390
Duke Energy Carolinas, LLC 2.45% 2029	26,180	27,390
Duke Energy Carolinas, LLC 2.55% 2031	5,060	5,313
Duke Energy Carolinas, LLC 3.70% 2047	777	893
Duke Energy Carolinas, LLC 3.20% 2049	2,373	2,536
Duke Energy Corp. 3.95% 2023	985	1,050
Duke Energy Corp. 3.75% 2024	3,487	3,743
Duke Energy Corp. 0.90% 2025	3,400	3,381
Duke Energy Florida, LLC 3.20% 2027	20,765	22,802
Duke Energy Florida, LLC 2.50% 2029	13,430	14,145
Duke Energy Florida, LLC 1.75% 2030	7,560	7,476
Duke Energy Ohio, Inc. 2.125% 2030	2,175	2,206
Duke Energy Progress, Inc. 2.00% 2031	28,287	28,328
Duke Energy Progress, Inc. 2.90% 2051	14,300	14,480
Duke Energy Progress, LLC 3.45% 2029	10,000	11,209
Duke Energy Progress, LLC 2.50% 2050	12,246	11,518
Edison International 3.125% 2022	7,763	7,984
Edison International 3.55% 2024	15,206	16,184
Edison International 4.95% 2025	2,225	2,468
Edison International 5.75% 2027	30,605	35,007
Edison International 4.125% 2028	57,065	61,123
Emera US Finance LP 0.833% 2024[2]	6,250	6,218
Emera US Finance LP 3.55% 2026	13,285	14,516
Emera US Finance LP 2.639% 2031[2]	27,375	27,894
Entergy Corp. 4.00% 2022	4,435	4,548
Entergy Corp. 2.40% 2026	6,279	6,614
Entergy Corp. 3.12% 2027	3,000	3,282
Entergy Corp. 1.60% 2030	8,875	8,646
Entergy Corp. 2.80% 2030	4,997	5,225
Entergy Corp. 2.40% 2031	32,625	32,868
Entergy Corp. 3.75% 2050	1,675	1,850
Entergy Louisiana, LLC 4.20% 2048	2,000	2,468
Entergy Texas, Inc. 1.75% 2031	23,375	22,527
Eversource Energy 3.80% 2023	10,245	10,975
Eversource Energy 1.65% 2030	10,000	9,669
Exelon Corp. 3.40% 2026	1,570	1,714
Exelon Corp. 4.05% 2030	1,100	1,263
Exelon Corp. 4.70% 2050	500	641
Exelon Corp., junior subordinated, 3.497% 2022[1]	11,070	11,299
FirstEnergy Corp. 3.50% 2028[2]	7,363	8,001
FirstEnergy Corp. 4.10% 2028[2]	25,775	29,254
FirstEnergy Transmission LLC 2.866% 2028[2]	19,525	20,667
Florida Power & Light Co. 5.95% 2038	4,200	6,095
Gulf Power Co. 3.30% 2027	10,500	11,551
Jersey Central Power & Light Co. 4.30% 2026[2]	2,872	3,199
Jersey Central Power & Light Co. 2.75% 2032[2]	29,125	30,307
MidAmerican Energy Holdings Co. 3.75% 2023	10,000	10,665
MidAmerican Energy Holdings Co. 3.10% 2027	21,335	23,393
MidAmerican Energy Holdings Co. 3.65% 2029	2,300	2,614
Capital Group Central Corporate Bond Fund — Page 5 of 24

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
MidAmerican Energy Holdings Co. 2.70% 2052	$16,299	$16,040
Mississippi Power Co. 3.95% 2028	2,814	3,191
National Grid PLC 3.15% 2027[2]	275	296
National Rural Utilities Cooperative Finance Corp. 3.05% 2027	2,500	2,727
NextEra Energy Capital Holdings, Inc. 1.90% 2028	2,450	2,486
NextEra Energy Capital Holdings, Inc. 2.75% 2029	5,152	5,440
Northeast Utilities 3.15% 2025	4,265	4,560
Northern States Power Co. 2.25% 2031	4,963	5,136
Northern States Power Co. 3.60% 2046	1,195	1,370
Northern States Power Co. 2.60% 2051	33,464	32,611
Northern States Power Co. 3.20% 2052	8,548	9,384
NSTAR Electric Co. 1.95% 2031	18,560	18,570
Oncor Electric Delivery Company LLC 0.55% 2025	20,500	20,143
Pacific Gas and Electric Co. 3.25% 2023	1,700	1,755
Pacific Gas and Electric Co. 3.85% 2023	2,327	2,424
Pacific Gas and Electric Co. 3.40% 2024	6,464	6,751
Pacific Gas and Electric Co. 3.75% 2024	1,900	1,979
Pacific Gas and Electric Co. 2.95% 2026	54,235	55,083
Pacific Gas and Electric Co. 3.15% 2026	45,564	46,483
Pacific Gas and Electric Co. 2.10% 2027	16,126	15,609
Pacific Gas and Electric Co. 3.30% 2027	28,127	28,943
Pacific Gas and Electric Co. 3.00% 2028	7,414	7,411
Pacific Gas and Electric Co. 3.75% 2028	5,000	5,231
Pacific Gas and Electric Co. 4.65% 2028	18,630	20,212
Pacific Gas and Electric Co. 4.55% 2030	72,078	76,765
Pacific Gas and Electric Co. 2.50% 2031	92,537	87,261
Pacific Gas and Electric Co. 3.25% 2031	5,141	5,047
Pacific Gas and Electric Co. 3.30% 2040	18,431	17,034
Pacific Gas and Electric Co. 4.20% 2041	25,593	25,077
Pacific Gas and Electric Co. 3.75% 2042	1,505	1,356
Pacific Gas and Electric Co. 3.50% 2050	32,868	29,676
Pacific Gas and Electric Co. 4.95% 2050	8,282	8,781
PacifiCorp 3.30% 2051	1,850	1,978
PacifiCorp 2.90% 2052	5,715	5,716
PacifiCorp, First Mortgage Bonds, 3.60% 2024	19,405	20,791
PacifiCorp, First Mortgage Bonds, 4.125% 2049	13,364	16,170
Peco Energy Co. 2.80% 2050	975	986
Pennsylvania Electric Co. 3.25% 2028[2]	3,000	3,199
Progress Energy, Inc. 7.00% 2031	6,700	9,349
Public Service Company of Colorado 1.875% 2031	21,197	21,247
Public Service Electric and Gas Co. 3.05% 2024	10,065	10,761
Public Service Electric and Gas Co. 0.95% 2026	43,350	43,361
Public Service Electric and Gas Co. 3.65% 2028	2,115	2,409
Public Service Electric and Gas Co. 3.20% 2029	10,000	11,054
Public Service Electric and Gas Co. 1.90% 2031	18,100	18,108
Public Service Electric and Gas Co. 3.85% 2049	6,758	8,105
Public Service Electric and Gas Co. 2.05% 2050	20,125	17,889
Public Service Enterprise Group, Inc. 2.65% 2022	6,590	6,753
Public Service Enterprise Group, Inc. 3.00% 2027	2,500	2,724
Public Service Enterprise Group, Inc. 1.60% 2030	22,130	21,193
Public Service Enterprise Group, Inc. 3.20% 2049	2,468	2,689
Puget Energy, Inc. 6.00% 2021	4,310	4,310
Puget Energy, Inc. 5.625% 2022	6,525	6,742
Puget Energy, Inc. 3.65% 2025	8,500	9,156
Capital Group Central Corporate Bond Fund — Page 6 of 24

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
San Diego Gas & Electric Co. 1.70% 2030	$19,865	$19,344
San Diego Gas & Electric Co. 2.95% 2051	32,598	32,749
Southern California Edison Co. (3-month USD-LIBOR + 0.27%) 0.399% 2021[3]	6,200	6,201
Southern California Edison Co. 1.845% 2022	691	691
Southern California Edison Co. 0.975% 2024	8,250	8,257
Southern California Edison Co. 3.70% 2025	17,011	18,620
Southern California Edison Co. 3.65% 2028	10,197	11,203
Southern California Edison Co. 2.85% 2029	50,613	53,202
Southern California Edison Co. 4.20% 2029	4,500	5,109
Southern California Edison Co. 2.25% 2030	12,310	12,326
Southern California Edison Co. 2.50% 2031	10,979	11,090
Southern California Edison Co. 4.00% 2047	32,982	34,828
Southern California Edison Co. 4.125% 2048	330	358
Southern California Edison Co. 4.875% 2049	1,055	1,267
Southern California Edison Co. 3.65% 2050	15,340	15,666
Southern California Edison Co. 2.95% 2051	6,511	5,950
Southern California Edison Co. 3.65% 2051	17,568	18,014
Southern California Edison Co., Series C, 3.60% 2045	5,733	5,806
Tampa Electric Co. 2.60% 2022	1,200	1,220
Union Electric Co. 2.15% 2032	46,125	46,652
Virginia Electric and Power Co. 3.45% 2024	1,860	1,978
Virginia Electric and Power Co. 3.80% 2028	8,247	9,327
Virginia Electric and Power Co. 2.875% 2029	7,570	8,167
Virginia Electric and Power Co. 4.00% 2043	969	1,144
Virginia Electric and Power Co. 2.45% 2050	18,984	17,712
Virginia Electric and Power Co., Series B, 3.45% 2022	1,330	1,362
Wisconsin Power and Light Co. 3.65% 2050	800	928
Xcel Energy, Inc. 3.35% 2026	36,988	40,394
Xcel Energy, Inc. 2.60% 2029	28,643	30,065
Xcel Energy, Inc. 3.50% 2049	11,189	12,268
		2,302,169
Health care 9.64%
Abbott Laboratories 3.40% 2023	10,236	10,890
Abbott Laboratories 3.75% 2026	4,187	4,739
Abbott Laboratories 4.75% 2036	225	292
Abbott Laboratories 4.90% 2046	250	348
AbbVie, Inc. 5.00% 2021	29,996	30,048
AbbVie, Inc. 2.30% 2022	17,956	18,369
AbbVie, Inc. 2.90% 2022	10,000	10,294
AbbVie, Inc. 3.45% 2022	3,000	3,035
AbbVie, Inc. 2.60% 2024	16,000	16,864
AbbVie, Inc. 3.60% 2025	10,000	10,874
AbbVie, Inc. 3.80% 2025	5,573	6,080
AbbVie, Inc. 2.95% 2026	49,061	52,903
AbbVie, Inc. 3.20% 2029	27,500	30,079
AbbVie, Inc. 4.75% 2045	2,404	3,047
AbbVie, Inc. 4.25% 2049	3,000	3,646
Aetna, Inc. 2.80% 2023	1,095	1,136
AmerisourceBergen Corp. 0.737% 2023	18,105	18,137
AmerisourceBergen Corp. 2.70% 2031	49,102	51,019
Amgen, Inc. 2.70% 2022	10,620	10,753
Amgen, Inc. 2.20% 2027	8,029	8,372
Amgen, Inc. 3.15% 2040	11,425	12,080
Capital Group Central Corporate Bond Fund — Page 7 of 24

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Amgen, Inc. 3.375% 2050	$8,850	$9,473
Anthem, Inc. 2.95% 2022	12,000	12,367
Anthem, Inc. 2.375% 2025	5,450	5,704
AstraZeneca Finance LLC 1.75% 2028	21,928	22,281
AstraZeneca Finance LLC 2.25% 2031	14,049	14,516
AstraZeneca PLC 2.375% 2022	11,432	11,605
AstraZeneca PLC 3.375% 2025	5,650	6,195
AstraZeneca PLC 0.70% 2026	34,621	34,039
AstraZeneca PLC 4.00% 2029	19,681	22,736
AstraZeneca PLC 1.375% 2030	12,000	11,554
AstraZeneca PLC 4.375% 2045	6,268	8,100
AstraZeneca PLC 2.125% 2050	3,568	3,213
AstraZeneca PLC 3.00% 2051	4,767	5,077
Bayer US Finance II LLC 3.875% 2023[2]	10,000	10,670
Bayer US Finance II LLC 4.375% 2028[2]	24,050	27,641
Becton, Dickinson and Company 3.363% 2024	5,986	6,394
Becton, Dickinson and Company 3.734% 2024	412	447
Becton, Dickinson and Company 3.70% 2027	36,088	40,277
Boston Scientific Corp. 3.375% 2022	11,576	11,828
Boston Scientific Corp. 3.45% 2024	11,320	12,064
Boston Scientific Corp. 1.90% 2025	12,361	12,754
Boston Scientific Corp. 3.85% 2025	17,292	19,073
Boston Scientific Corp. 3.75% 2026	10,715	11,876
Boston Scientific Corp. 4.00% 2029	23,505	26,925
Boston Scientific Corp. 2.65% 2030	24,913	25,959
Boston Scientific Corp. 4.70% 2049	515	669
Bristol-Myers Squibb Company 3.875% 2025	2,704	2,998
Bristol-Myers Squibb Company 3.20% 2026	8,451	9,286
Bristol-Myers Squibb Company 3.40% 2029	10,719	12,067
Bristol-Myers Squibb Company 1.45% 2030	19,976	19,458
Bristol-Myers Squibb Company 2.55% 2050	5,475	5,329
Centene Corp. 4.25% 2027	9,190	9,718
Centene Corp. 2.45% 2028	68,750	69,855
Centene Corp. 4.625% 2029	19,560	21,480
Centene Corp. 3.00% 2030	22,250	23,089
Centene Corp. 3.375% 2030	2,687	2,811
Centene Corp. 2.50% 2031	23,930	23,898
Centene Corp. 2.625% 2031	13,005	13,200
Cigna Corp. 3.75% 2023	2,688	2,848
Cigna Corp. 4.125% 2025	2,000	2,236
Cigna Corp. 4.375% 2028	4,200	4,905
Cigna Corp. 2.40% 2030	4,630	4,775
Cigna Corp. 2.375% 2031	36,291	37,289
Cigna Corp. 3.40% 2051	11,160	11,942
CVS Health Corp. 1.30% 2027	10,000	9,920
CVS Health Corp. 4.30% 2028	7,710	8,885
CVS Health Corp. 3.25% 2029	4,775	5,216
CVS Health Corp. 1.75% 2030	14,000	13,643
CVS Health Corp. 1.875% 2031	9,225	9,044
CVS Health Corp. 5.05% 2048	4,125	5,469
Eli Lilly and Company 3.375% 2029	33,420	37,664
Eli Lilly and Company 2.25% 2050	4,083	3,817
EMD Finance LLC 2.95% 2022[2]	4,900	4,951
EMD Finance LLC 3.25% 2025[2]	18,845	20,249
Capital Group Central Corporate Bond Fund — Page 8 of 24

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Gilead Sciences, Inc. 2.80% 2050	$1,085	$1,055
GlaxoSmithKline PLC 3.375% 2023	25,000	26,293
GlaxoSmithKline PLC 3.625% 2025	13,165	14,471
GlaxoSmithKline PLC 3.875% 2028	6,397	7,360
GlaxoSmithKline PLC 3.375% 2029	30,966	34,641
HCA, Inc. 4.125% 2029	2,250	2,548
Johnson & Johnson 2.10% 2040	13,860	13,411
Johnson & Johnson 2.25% 2050	2,395	2,303
Kaiser Foundation Hospitals 2.81% 2041	10,220	10,565
Medtronic, Inc. 3.50% 2025	5,491	5,999
Merck & Co., Inc. 2.90% 2024	18,132	19,167
Merck & Co., Inc. 1.45% 2030	15,890	15,625
Merck & Co., Inc. 4.00% 2049	3,170	3,931
Novartis Capital Corp. 1.75% 2025	23,341	24,122
Novartis Capital Corp. 2.00% 2027	7,070	7,367
Novartis Capital Corp. 2.20% 2030	32,067	33,392
Partners HealthCare System, Inc. 3.192% 2049	1,920	2,072
Pfizer, Inc. 3.20% 2023	25,389	26,821
Pfizer, Inc. 2.95% 2024	13,575	14,436
Pfizer, Inc. 3.45% 2029	29,162	32,937
Pfizer, Inc. 1.70% 2030	26,384	26,445
Roche Holdings, Inc. 1.75% 2022[2]	13,750	13,822
Shire PLC 3.20% 2026	31,408	34,105
STERIS Irish FinCo Unlimited Co. 3.75% 2051	3,240	3,559
Summa Health 3.511% 2051	2,320	2,509
Takeda Pharmaceutical Company, Ltd. 4.40% 2023	6,130	6,624
Takeda Pharmaceutical Company, Ltd. 5.00% 2028	5,780	6,986
Thermo Fisher Scientific, Inc. 2.00% 2031	18,547	18,532
Thermo Fisher Scientific, Inc. 2.80% 2041	7,995	8,179
UnitedHealth Group, Inc. 2.375% 2024	625	659
UnitedHealth Group, Inc. 3.70% 2025	2,180	2,435
UnitedHealth Group, Inc. 3.75% 2025	4,090	4,544
UnitedHealth Group, Inc. 1.25% 2026	12,524	12,690
UnitedHealth Group, Inc. 3.375% 2027	122	136
UnitedHealth Group, Inc. 3.875% 2028	2,500	2,888
UnitedHealth Group, Inc. 2.875% 2029	6,995	7,600
UnitedHealth Group, Inc. 2.00% 2030	15,000	15,240
UnitedHealth Group, Inc. 2.30% 2031	13,351	13,835
UnitedHealth Group, Inc. 3.05% 2041	16,450	17,466
UnitedHealth Group, Inc. 4.45% 2048	13,315	17,352
UnitedHealth Group, Inc. 3.70% 2049	2,760	3,217
UnitedHealth Group, Inc. 3.25% 2051	7,753	8,504
Zimmer Holdings, Inc. 3.15% 2022	3,000	3,036
		1,601,363
Energy 8.56%
BP Capital Markets America, Inc. 2.772% 2050	25,630	24,401
BP Capital Markets America, Inc. 2.939% 2051	13,789	13,536
Canadian Natural Resources, Ltd. 2.95% 2023	17,520	18,080
Canadian Natural Resources, Ltd. 2.05% 2025	11,363	11,695
Canadian Natural Resources, Ltd. 3.85% 2027	20,746	22,880
Canadian Natural Resources, Ltd. 2.95% 2030	18,893	19,740
Canadian Natural Resources, Ltd. 4.95% 2047	1,027	1,288
Cheniere Energy, Inc. 3.70% 2029	24,016	26,367
Capital Group Central Corporate Bond Fund — Page 9 of 24

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Chevron Corp. 1.554% 2025	$1,950	$2,001
Chevron Corp. 2.236% 2030	36,505	37,814
Chevron Corp. 3.078% 2050	1,273	1,346
Chevron USA, Inc. 0.687% 2025	4,896	4,869
Chevron USA, Inc. 1.018% 2027	6,577	6,475
Chevron USA, Inc. 3.25% 2029	4,050	4,504
Chevron USA, Inc. 5.05% 2044	596	808
Chevron USA, Inc. 4.95% 2047	3,676	5,059
Chevron USA, Inc. 4.20% 2049	2,586	3,226
Chevron USA, Inc. 2.343% 2050	1,497	1,382
ConocoPhillips 4.30% 2028[2]	14,090	16,344
ConocoPhillips 2.40% 2031[2]	3,007	3,098
Diamondback Energy, Inc. 4.40% 2051	5,720	6,572
Enbridge Energy Partners LP 5.875% 2025	18,505	21,728
Enbridge Energy Partners LP 5.50% 2040	7,500	9,828
Enbridge Energy Partners LP 7.375% 2045	544	873
Enbridge, Inc. 3.40% 2051	6,978	7,231
Energy Transfer Operating LP 2.90% 2025	1,601	1,681
Energy Transfer Operating LP 5.50% 2027	24,500	28,941
Energy Transfer Operating LP 3.75% 2030	13,166	14,308
Energy Transfer Operating LP 5.00% 2050	96,618	113,407
Energy Transfer Partners LP 4.75% 2026	19,000	21,312
Energy Transfer Partners LP 4.20% 2027	9,400	10,460
Energy Transfer Partners LP 5.25% 2029	5,000	5,895
Energy Transfer Partners LP 6.125% 2045	2,295	2,956
Energy Transfer Partners LP 5.30% 2047	10,225	12,116
Energy Transfer Partners LP 6.00% 2048	14,425	18,464
Energy Transfer Partners LP 6.25% 2049	21,610	28,658
Enterprise Products Operating LLC 2.80% 2030	4,709	5,001
Enterprise Products Operating LLC 3.20% 2052	9,050	9,103
Equinor ASA 3.70% 2050	3,550	4,159
Exxon Mobil Corp. 2.992% 2025	1,700	1,819
Exxon Mobil Corp. 2.61% 2030	1,850	1,960
Exxon Mobil Corp. 3.452% 2051	4,253	4,714
Kinder Morgan, Inc. 2.00% 2031	20,000	19,527
Kinder Morgan, Inc. 5.30% 2034	6,155	7,629
Kinder Morgan, Inc. 3.25% 2050	21,065	20,652
Kinder Morgan, Inc. 3.60% 2051	16,495	17,100
MPLX LP 3.50% 2022	5,000	5,172
MPLX LP 4.875% 2025	15,000	16,880
MPLX LP 1.75% 2026	14,851	15,046
MPLX LP 4.80% 2029	5,172	6,060
MPLX LP 2.65% 2030	49,498	50,295
MPLX LP 4.50% 2038	9,370	10,734
MPLX LP 5.50% 2049	37,778	48,865
ONEOK, Inc. 2.20% 2025	527	542
ONEOK, Inc. 5.85% 2026	37,192	43,703
ONEOK, Inc. 3.40% 2029	3,629	3,902
ONEOK, Inc. 3.10% 2030	2,716	2,858
ONEOK, Inc. 6.35% 2031	21,654	27,921
ONEOK, Inc. 5.20% 2048	31,132	38,303
ONEOK, Inc. 4.45% 2049	1,510	1,706
ONEOK, Inc. 4.50% 2050	6,187	6,909
ONEOK, Inc. 7.15% 2051	12,751	18,794
Capital Group Central Corporate Bond Fund — Page 10 of 24

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Petróleos Mexicanos 6.50% 2029	$2,360	$2,453
Petróleos Mexicanos 6.84% 2030	44,995	46,904
Petróleos Mexicanos 6.75% 2047	1,163	1,024
Petróleos Mexicanos 6.35% 2048	1,679	1,427
Phillips 66 2.15% 2030	1,275	1,257
Pioneer Natural Resources Company 1.90% 2030	15,187	14,669
Pioneer Natural Resources Company 2.15% 2031	14,319	14,041
Plains All American Pipeline LP 3.80% 2030	1,182	1,275
Qatar Petroleum 3.125% 2041[2]	32,650	33,683
Qatar Petroleum 3.30% 2051[2]	11,740	12,151
SA Global Sukuk, Ltd. 1.602% 2026[2]	59,570	59,745
Sabine Pass Liquefaction, LLC 5.875% 2026	8,008	9,459
Sabine Pass Liquefaction, LLC 4.20% 2028	10,302	11,582
Sabine Pass Liquefaction, LLC 4.50% 2030	37,671	43,675
Shell International Finance BV 3.875% 2028	2,787	3,204
Shell International Finance BV 2.75% 2030	25,000	26,755
Shell International Finance BV 3.25% 2050	18,399	19,929
Suncor Energy, Inc. 3.75% 2051	9,137	9,988
Sunoco Logistics Operating Partners LP 4.00% 2027	1,325	1,474
Sunoco Logistics Operating Partners LP 5.40% 2047	8,750	10,641
Total Capital International 3.127% 2050	17,208	17,834
Total SE 2.986% 2041	20,673	21,455
TransCanada PipeLines, Ltd. 4.25% 2028	8,903	10,232
TransCanada PipeLines, Ltd. 4.10% 2030	29,993	34,380
TransCanada PipeLines, Ltd. 4.875% 2048	5,000	6,440
Williams Companies, Inc. 3.50% 2030	41,038	45,100
Williams Companies, Inc. 2.60% 2031	8,508	8,687
Williams Partners LP 6.30% 2040	18,577	25,514
Williams Partners LP 5.10% 2045	5,557	6,950
		1,420,625
Information technology 8.05%
Adobe, Inc. 1.90% 2025	7,105	7,374
Adobe, Inc. 2.15% 2027	25,694	27,029
Adobe, Inc. 2.30% 2030	16,869	17,615
Apple, Inc. 3.00% 2024	7,500	7,935
Apple, Inc. 0.55% 2025	54,582	54,139
Apple, Inc. 1.125% 2025	16,784	16,987
Apple, Inc. 1.25% 2030	40,570	39,131
Apple, Inc. 1.65% 2030	15,000	14,951
Apple, Inc. 1.65% 2031	23,419	23,237
Apple, Inc. 2.375% 2041	21,375	21,002
Apple, Inc. 2.40% 2050	43,341	41,240
Apple, Inc. 2.65% 2051	49,085	48,658
Apple, Inc. 2.80% 2061	3,513	3,517
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875% 2027	14,083	15,552
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.50% 2028	15,000	16,329
Broadcom, Inc. 1.95% 2028[2]	4,003	4,004
Broadcom, Inc. 4.75% 2029	16,220	18,856
Broadcom, Inc. 4.15% 2030	17,050	19,195
Broadcom, Inc. 5.00% 2030	18,500	21,932
Broadcom, Inc. 4.30% 2032	9,741	11,159
Broadcom, Inc. 3.419% 2033[2]	20,000	21,243
Broadcom, Inc. 3.469% 2034[2]	68,046	72,116
Capital Group Central Corporate Bond Fund — Page 11 of 24

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Broadcom, Inc. 3.50% 2041[2]	$9,181	$9,475
Broadcom, Inc. 3.75% 2051[2]	19,723	20,570
Broadcom, Ltd. 2.65% 2023	5,000	5,146
Fidelity National Information Services, Inc. 1.65% 2028	4,659	4,662
Fidelity National Information Services, Inc. 2.25% 2031	24,250	24,492
Fidelity National Information Services, Inc. 3.10% 2041	3,335	3,477
Fiserv, Inc. 3.50% 2029	28,509	31,350
Fiserv, Inc. 2.65% 2030	23,398	24,323
Fiserv, Inc. 4.40% 2049	19,726	24,194
Fortinet, Inc. 2.20% 2031	1,668	1,684
Global Payments, Inc. 1.20% 2026	8,984	8,931
Global Payments, Inc. 2.90% 2030	12,445	13,090
Intuit, Inc. 1.35% 2027	6,275	6,340
Intuit, Inc. 1.65% 2030	9,532	9,492
Mastercard, Inc. 3.30% 2027	18,000	19,989
Mastercard, Inc. 3.35% 2030	17,519	19,802
Mastercard, Inc. 1.90% 2031	11,468	11,725
Mastercard, Inc. 3.85% 2050	1,980	2,422
Mastercard, Inc. 2.95% 2051	1,521	1,611
Microsoft Corp. 2.875% 2024	5,150	5,436
Microsoft Corp. 3.125% 2025	6,305	6,876
Microsoft Corp. 2.40% 2026	15,000	16,036
Microsoft Corp. 3.30% 2027	35,655	39,776
Microsoft Corp. 2.525% 2050	6,511	6,504
Microsoft Corp. 2.921% 2052	10,714	11,536
Oracle Corp. 2.30% 2028	7,933	8,202
Oracle Corp. 2.95% 2030	12,261	13,009
Oracle Corp. 2.875% 2031	71,839	75,726
Oracle Corp. 3.60% 2040	7,345	7,809
Oracle Corp. 3.65% 2041	7,960	8,520
Oracle Corp. 3.60% 2050	41,974	43,865
Oracle Corp. 3.95% 2051	13,776	15,242
PayPal Holdings, Inc. 1.65% 2025	15,793	16,264
PayPal Holdings, Inc. 2.65% 2026	15,368	16,527
PayPal Holdings, Inc. 2.85% 2029	28,057	30,277
PayPal Holdings, Inc. 2.30% 2030	4,770	4,963
PayPal Holdings, Inc. 3.25% 2050	4,107	4,539
salesforce.com, inc. 1.95% 2031	32,050	32,526
salesforce.com, inc. 2.70% 2041	16,225	16,569
salesforce.com, inc. 2.90% 2051	20,000	20,584
ServiceNow, Inc. 1.40% 2030	66,449	63,121
VeriSign, Inc. 2.70% 2031	9,832	10,126
Visa, Inc. 3.15% 2025	8,000	8,736
Visa, Inc. 2.05% 2030	30,500	31,517
Visa, Inc. 1.10% 2031	37,293	35,484
Visa, Inc. 2.70% 2040	4,310	4,486
Visa, Inc. 2.00% 2050	18,838	16,796
		1,337,028
Consumer staples 7.47%
7-Eleven, Inc. 0.80% 2024[2]	8,660	8,663
7-Eleven, Inc. 0.95% 2026[2]	18,880	18,633
7-Eleven, Inc. 1.30% 2028[2]	34,295	33,344
7-Eleven, Inc. 1.80% 2031[2]	85,560	82,816
Capital Group Central Corporate Bond Fund — Page 12 of 24

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
7-Eleven, Inc. 2.80% 2051[2]	$7,755	$7,346
Altria Group, Inc. 2.35% 2025	3,666	3,825
Altria Group, Inc. 2.625% 2026	1,375	1,445
Altria Group, Inc. 4.40% 2026	8,148	9,229
Altria Group, Inc. 4.80% 2029	4,576	5,327
Altria Group, Inc. 3.40% 2030	437	469
Altria Group, Inc. 2.45% 2032	12,000	11,735
Altria Group, Inc. 5.80% 2039	14,635	18,349
Altria Group, Inc. 4.50% 2043	5,466	6,022
Altria Group, Inc. 3.875% 2046	6,139	6,211
Altria Group, Inc. 5.95% 2049	10,594	13,782
Altria Group, Inc. 4.45% 2050	6,489	7,089
Altria Group, Inc. 3.70% 2051	18,752	18,246
Anheuser-Busch Co. / InBev Worldwide 4.90% 2046	14,800	18,917
Anheuser-Busch InBev NV 4.00% 2028	66,527	75,774
Anheuser-Busch InBev NV 4.75% 2029	11,513	13,699
Anheuser-Busch InBev NV 3.50% 2030	15,000	16,722
Anheuser-Busch InBev NV 5.45% 2039	7,344	9,716
Anheuser-Busch InBev NV 4.35% 2040	15,000	18,017
Anheuser-Busch InBev NV 5.55% 2049	10,326	14,382
Anheuser-Busch InBev NV 4.50% 2050	3,220	4,010
British American Tobacco International Finance PLC 3.95% 2025[2]	16,500	18,048
British American Tobacco PLC 2.789% 2024	4,000	4,205
British American Tobacco PLC 3.222% 2024	22,000	23,352
British American Tobacco PLC 3.215% 2026	21,850	23,336
British American Tobacco PLC 3.557% 2027	52,664	57,027
British American Tobacco PLC 4.70% 2027	6,420	7,298
British American Tobacco PLC 2.259% 2028	21,130	21,246
British American Tobacco PLC 3.462% 2029	2,000	2,133
British American Tobacco PLC 4.906% 2030	20,120	23,356
British American Tobacco PLC 2.726% 2031	29,000	28,929
British American Tobacco PLC 4.39% 2037	7,961	8,667
British American Tobacco PLC 4.54% 2047	25,501	27,377
British American Tobacco PLC 4.758% 2049	13,185	14,526
Conagra Brands, Inc. 4.30% 2024	7,000	7,629
Conagra Brands, Inc. 4.60% 2025	6,790	7,672
Conagra Brands, Inc. 1.375% 2027	5,165	5,069
Conagra Brands, Inc. 5.30% 2038	73	95
Conagra Brands, Inc. 5.40% 2048	10,315	14,070
Constellation Brands, Inc. 3.20% 2023	311	323
Constellation Brands, Inc. 3.60% 2028	5,313	5,896
Constellation Brands, Inc. 2.875% 2030	3,082	3,247
Constellation Brands, Inc. 2.25% 2031	24,098	24,140
Keurig Dr Pepper, Inc. 4.057% 2023	9,608	10,193
Keurig Dr Pepper, Inc. 4.417% 2025	15,000	16,787
Keurig Dr Pepper, Inc. 4.597% 2028	20,267	23,802
Keurig Dr Pepper, Inc. 3.20% 2030	9,609	10,478
Keurig Dr Pepper, Inc. 4.985% 2038	7,010	8,949
Keurig Dr Pepper, Inc. 5.085% 2048	3,337	4,478
Keurig Dr Pepper, Inc. 3.80% 2050	3,185	3,633
Kimberly-Clark Corp. 3.10% 2030	1,273	1,417
Molson Coors Brewing Co. 4.20% 2046	1,015	1,149
PepsiCo, Inc. 1.625% 2030	6,250	6,235
PepsiCo, Inc. 1.40% 2031	34,107	33,455
Capital Group Central Corporate Bond Fund — Page 13 of 24

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
PepsiCo, Inc. 3.50% 2040	$13,475	$15,453
PepsiCo, Inc. 3.625% 2050	2,420	2,883
Philip Morris International, Inc. 2.375% 2022	20,985	21,376
Philip Morris International, Inc. 2.50% 2022	5,000	5,118
Philip Morris International, Inc. 2.625% 2022	12,135	12,252
Philip Morris International, Inc. 1.125% 2023	18,750	18,989
Philip Morris International, Inc. 2.125% 2023	2,500	2,568
Philip Morris International, Inc. 2.875% 2024	15,827	16,748
Philip Morris International, Inc. 1.50% 2025	1,004	1,024
Philip Morris International, Inc. 3.375% 2025	27,395	29,825
Philip Morris International, Inc. 3.375% 2029	18,757	20,756
Philip Morris International, Inc. 1.75% 2030	25,145	24,570
Philip Morris International, Inc. 2.10% 2030	10,427	10,531
Philip Morris International, Inc. 3.875% 2042	5,950	6,587
Philip Morris International, Inc. 4.25% 2044	3,171	3,725
Procter & Gamble Company 1.70% 2021	6,200	6,217
Procter & Gamble Company 0.55% 2025	42,369	42,083
Procter & Gamble Company 3.00% 2030	4,159	4,617
Reynolds American, Inc. 4.45% 2025	20,220	22,415
Reynolds American, Inc. 5.70% 2035	1,555	1,903
Reynolds American, Inc. 5.85% 2045	27,544	34,123
Wal-Mart Stores, Inc. 2.35% 2022	1,000	1,026
Wal-Mart Stores, Inc. 2.85% 2024	41,672	44,380
Wal-Mart Stores, Inc. 3.05% 2026	18,185	19,920
		1,241,074
Communication services 6.80%
Alphabet, Inc. 1.10% 2030	10,790	10,254
Alphabet, Inc. 2.05% 2050	13,105	11,910
Alphabet, Inc. 2.25% 2060	2,455	2,235
AT&T, Inc. 2.30% 2027	11,970	12,493
AT&T, Inc. 1.65% 2028	30,775	30,776
AT&T, Inc. 2.75% 2031	59,917	62,833
AT&T, Inc. 2.25% 2032	34,802	34,609
AT&T, Inc. 2.55% 2033[2]	80,288	80,762
AT&T, Inc. 3.30% 2052	33,364	33,275
AT&T, Inc. 3.50% 2053[2]	79,728	82,058
AT&T, Inc. 3.55% 2055[2]	29,760	30,513
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2024	2,500	2,715
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	7,500	8,491
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	1,400	1,550
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	3,945	4,469
CCO Holdings LLC and CCO Holdings Capital Corp. 5.05% 2029	1,150	1,363
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	24,310	24,930
CCO Holdings LLC and CCO Holdings Capital Corp. 2.30% 2032	14,140	13,787
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2049	570	686
CCO Holdings LLC and CCO Holdings Capital Corp. 4.80% 2050	800	937
CCO Holdings LLC and CCO Holdings Capital Corp. 3.70% 2051	26,836	27,083
Comcast Corp. 3.70% 2024	2,245	2,424
Comcast Corp. 3.10% 2025	18,000	19,363
Comcast Corp. 3.95% 2025	5,645	6,302
Comcast Corp. 3.15% 2026	11,215	12,186
Comcast Corp. 2.35% 2027	3,220	3,399
Comcast Corp. 3.30% 2027	15,000	16,516
Capital Group Central Corporate Bond Fund — Page 14 of 24

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Comcast Corp. 3.15% 2028	$7,500	$8,251
Comcast Corp. 4.15% 2028	2,608	3,029
Comcast Corp. 2.65% 2030	10,228	10,767
Comcast Corp. 3.40% 2030	8,115	9,028
Comcast Corp. 1.50% 2031	18,170	17,432
Comcast Corp. 1.95% 2031	1,094	1,086
Comcast Corp. 3.20% 2036	375	409
Comcast Corp. 3.90% 2038	750	875
Comcast Corp. 3.75% 2040	594	683
Comcast Corp. 4.00% 2048	250	295
Comcast Corp. 2.80% 2051	14,860	14,453
Comcast Corp. 2.45% 2052	24,614	22,712
Comcast Corp. 2.937% 2056[2]	6,790	6,736
Discovery Communications, Inc. 3.625% 2030	7,820	8,575
Discovery Communications, Inc. 4.65% 2050	2,558	3,041
T-Mobile US, Inc. 3.50% 2025	12,285	13,275
T-Mobile US, Inc. 1.50% 2026	17,750	17,889
T-Mobile US, Inc. 3.75% 2027	10,000	11,082
T-Mobile US, Inc. 2.05% 2028	9,185	9,363
T-Mobile US, Inc. 3.875% 2030	14,841	16,647
T-Mobile US, Inc. 2.55% 2031	7,659	7,818
T-Mobile US, Inc. 3.00% 2041	12,181	12,115
T-Mobile US, Inc. 3.30% 2051	18,853	18,934
T-Mobile US, Inc. 3.40% 2052[2]	6,790	6,902
Verizon Communications, Inc. 3.00% 2027	25,186	27,259
Verizon Communications, Inc. 4.125% 2027	6,980	7,986
Verizon Communications, Inc. 4.329% 2028	7,846	9,170
Verizon Communications, Inc. 3.875% 2029	4,714	5,377
Verizon Communications, Inc. 4.016% 2029	16,676	19,201
Verizon Communications, Inc. 1.68% 2030	18,129	17,524
Verizon Communications, Inc. 1.75% 2031	42,450	41,152
Verizon Communications, Inc. 2.55% 2031	39,301	40,627
Verizon Communications, Inc. 2.65% 2040	8,750	8,496
Verizon Communications, Inc. 3.40% 2041	63,822	68,494
Verizon Communications, Inc. 2.875% 2050	33,595	32,397
Verizon Communications, Inc. 3.55% 2051	24,027	26,155
Verizon Communications, Inc. 3.70% 2061	19,403	21,381
Vodafone Group PLC 4.125% 2025	2,500	2,783
Vodafone Group PLC 5.25% 2048	3,750	5,004
Vodafone Group PLC 4.25% 2050	3,275	3,864
Walt Disney Company 1.75% 2026	1,950	2,016
Walt Disney Company 2.65% 2031	16,676	17,723
Walt Disney Company 3.60% 2051	10,762	12,446
		1,128,371
Industrials 6.46%
Boeing Company 2.70% 2022	4,400	4,467
Boeing Company 2.80% 2024	5,000	5,225
Boeing Company 2.196% 2026	28,950	29,069
Boeing Company 2.75% 2026	79,490	83,122
Boeing Company 3.10% 2026	7,750	8,225
Boeing Company 5.04% 2027	15,116	17,437
Boeing Company 3.25% 2028	55,094	59,135
Boeing Company 5.15% 2030	51,305	60,755
Capital Group Central Corporate Bond Fund — Page 15 of 24

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Boeing Company 3.625% 2031	$36,340	$39,458
Boeing Company 3.60% 2034	34,795	36,903
Boeing Company 3.90% 2049	4,696	4,929
Boeing Company 5.805% 2050	4,100	5,578
Burlington Northern Santa Fe LLC 3.30% 2051	22,128	24,290
Burlington Northern Santa Fe LLC 3.05% 2051	13,111	13,834
Canadian National Railway Company 3.20% 2046	390	414
Carrier Global Corp. 2.242% 2025	15,073	15,711
Carrier Global Corp. 2.493% 2027	3,834	4,039
Carrier Global Corp. 2.722% 2030	7,904	8,296
Carrier Global Corp. 3.377% 2040	3,750	4,013
Carrier Global Corp. 3.577% 2050	5,814	6,339
CSX Corp. 3.80% 2028	28,360	32,039
CSX Corp. 4.25% 2029	12,943	15,062
CSX Corp. 2.40% 2030	5,892	6,103
CSX Corp. 4.30% 2048	14,250	17,665
CSX Corp. 3.35% 2049	873	943
CSX Corp. 4.50% 2049	6,729	8,622
CSX Corp. 2.50% 2051	28,825	26,662
Emerson Electric Co. 1.80% 2027	14,050	14,460
Emerson Electric Co. 1.95% 2030	5,950	6,059
General Dynamics Corp. 2.25% 2031	4,906	5,090
General Electric Capital Corp. 3.373% 2025	9,000	9,845
General Electric Capital Corp. 4.418% 2035	5,585	6,788
General Electric Co. 3.45% 2027	18,319	20,220
General Electric Co. 3.625% 2030	44,294	49,843
Honeywell International, Inc. 1.35% 2025	8,745	8,926
Honeywell International, Inc. 2.70% 2029	22,741	24,399
Honeywell International, Inc. 1.95% 2030	2,000	2,042
Masco Corp. 1.50% 2028	5,606	5,533
Masco Corp. 2.00% 2031	8,049	7,969
Norfolk Southern Corp. 2.55% 2029	3,485	3,665
Norfolk Southern Corp. 3.40% 2049	2,406	2,592
Norfolk Southern Corp. 3.05% 2050	3,876	3,969
Northrop Grumman Corp. 3.25% 2028	15,000	16,404
Otis Worldwide Corp. 2.056% 2025	4,114	4,264
Otis Worldwide Corp. 2.565% 2030	11,015	11,518
Otis Worldwide Corp. 3.112% 2040	5,000	5,236
Raytheon Technologies Corp. 1.90% 2031	65,301	64,577
Raytheon Technologies Corp. 3.125% 2050	18,351	19,112
Raytheon Technologies Corp. 2.82% 2051	6,000	5,915
Siemens AG 2.70% 2022[2]	38,260	38,789
Siemens AG 1.20% 2026[2]	18,957	19,036
Triton Container International, Ltd. 1.15% 2024[2]	2,250	2,252
Union Pacific Corp. 3.15% 2024	21,052	22,400
Union Pacific Corp. 3.75% 2025	21,948	24,250
Union Pacific Corp. 2.40% 2030	3,000	3,113
Union Pacific Corp. 2.375% 2031	18,050	18,667
Union Pacific Corp. 2.891% 2036[2]	49,415	51,986
Union Pacific Corp. 4.30% 2049	12,301	15,180
Union Pacific Corp. 3.25% 2050	424	452
Union Pacific Corp. 3.95% 2059	1,410	1,679
Union Pacific Corp. 3.75% 2070	10,530	12,027
Union Pacific Corp. 3.799% 2071[2]	10,530	12,102
Capital Group Central Corporate Bond Fund — Page 16 of 24

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
United Technologies Corp. 3.95% 2025	$2,000	$2,219
United Technologies Corp. 4.125% 2028	9,295	10,702
Vinci SA 3.75% 2029[2]	1,070	1,212
		1,072,827
Consumer discretionary 4.78%
Amazon.com, Inc. 3.80% 2024	10,000	10,973
Amazon.com, Inc. 1.65% 2028	7,060	7,194
Amazon.com, Inc. 1.50% 2030	20,310	19,981
Amazon.com, Inc. 2.10% 2031	24,275	24,911
Amazon.com, Inc. 2.875% 2041	12,990	13,636
Amazon.com, Inc. 2.50% 2050	28,315	27,226
Amazon.com, Inc. 3.10% 2051	10,000	10,785
Amazon.com, Inc. 2.70% 2060	24,850	24,220
American Honda Finance Corp. 0.875% 2023	9,000	9,079
American Honda Finance Corp. 0.55% 2024	16,000	15,967
American Honda Finance Corp. 1.00% 2025	22,420	22,475
American Honda Finance Corp. 1.20% 2025	2,546	2,571
American Honda Finance Corp. 2.00% 2028	7,500	7,723
American Honda Finance Corp. 1.80% 2031	6,110	6,090
Bayerische Motoren Werke AG 3.45% 2023[2]	18,715	19,595
Bayerische Motoren Werke AG 3.15% 2024[2]	19,510	20,739
Bayerische Motoren Werke AG 1.25% 2026[2]	11,875	11,923
Bayerische Motoren Werke AG 2.55% 2031[2]	6,725	7,046
BMW Finance NV 2.25% 2022[2]	3,000	3,058
DaimlerChrysler North America Holding Corp. 2.70% 2024[2]	30,000	31,547
DaimlerChrysler North America Holding Corp. 1.45% 2026[2]	40,000	40,419
DaimlerChrysler North America Holding Corp. 2.45% 2031[2]	6,000	6,206
General Motors Financial Co. 3.45% 2022	30,000	30,263
General Motors Financial Co. 3.50% 2024	25,920	27,761
General Motors Financial Co. 2.75% 2025	5,000	5,253
General Motors Financial Co. 4.30% 2025	6,135	6,786
General Motors Financial Co. 2.70% 2031	18,675	18,999
President & Fellows of Harvard College 2.517% 2050	2,730	2,784
Home Depot, Inc. 2.50% 2027	3,400	3,640
Home Depot, Inc. 2.95% 2029	25,000	27,397
Home Depot, Inc. 2.70% 2030	2,180	2,342
Home Depot, Inc. 1.375% 2031	19,795	19,127
Home Depot, Inc. 5.95% 2041	7,500	11,012
Home Depot, Inc. 3.125% 2049	7,117	7,643
Home Depot, Inc. 3.35% 2050	3,410	3,803
Hyundai Capital America 2.00% 2028[2]	20,575	20,500
Lowe’s Companies, Inc. 3.65% 2029	16,608	18,658
Lowe’s Companies, Inc. 1.70% 2030	2,339	2,274
Lowe’s Companies, Inc. 3.00% 2050	7,647	7,707
Marriott International, Inc. 2.85% 2031	11,915	12,165
Massachusetts Institute of Technology 2.294% 2051	5,025	4,902
McDonald’s Corp. 4.45% 2047	3,000	3,750
Morongo Band of Mission Indians 7.00% 2039[2]	5,000	6,697
Starbucks Corp. 3.10% 2023	10,000	10,390
Starbucks Corp. 3.35% 2050	2,500	2,680
Toyota Motor Corp. 0.681% 2024	9,735	9,770
Toyota Motor Corp. 2.362% 2031	4,122	4,344
Toyota Motor Credit Corp. 0.80% 2025	22,954	22,837
Capital Group Central Corporate Bond Fund — Page 17 of 24

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Toyota Motor Credit Corp. 3.00% 2025	$43,583	$46,759
Toyota Motor Credit Corp. 1.15% 2027	27,338	27,191
Toyota Motor Credit Corp. 1.90% 2028	3,270	3,356
Toyota Motor Credit Corp. 3.375% 2030	6,135	6,907
Toyota Motor Credit Corp. 1.65% 2031	4,807	4,775
Volkswagen Group of America Finance, LLC 4.00% 2021[2]	41,385	41,682
Volkswagen Group of America Finance, LLC 3.125% 2023[2]	3,312	3,450
Volkswagen Group of America Finance, LLC 4.25% 2023[2]	1,550	1,666
Volkswagen Group of America Finance, LLC 1.25% 2025[2]	12,665	12,678
Volkswagen Group of America Finance, LLC 3.20% 2026[2]	3,223	3,483
Volkswagen Group of America Finance, LLC 1.625% 2027[2]	4,270	4,265
		793,060
Real estate 2.40%
Alexandria Real Estate Equities, Inc. 3.80% 2026	1,780	1,985
Alexandria Real Estate Equities, Inc. 4.30% 2026	1,400	1,572
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,845	2,096
Alexandria Real Estate Equities, Inc. 4.50% 2029	605	715
Alexandria Real Estate Equities, Inc. 3.375% 2031	17,810	19,713
Alexandria Real Estate Equities, Inc. 1.875% 2033	4,292	4,124
Alexandria Real Estate Equities, Inc. 4.85% 2049	2,006	2,665
Alexandria Real Estate Equities, Inc. 4.00% 2050	845	993
American Campus Communities, Inc. 4.125% 2024	1,615	1,758
American Campus Communities, Inc. 3.30% 2026	3,468	3,739
American Campus Communities, Inc. 3.625% 2027	3,595	3,943
American Campus Communities, Inc. 2.85% 2030	7,333	7,614
American Campus Communities, Inc. 3.875% 2031	413	464
American Tower Corp. 3.55% 2027	6,815	7,485
American Tower Corp. 1.50% 2028	30,000	29,395
American Tower Corp. 2.70% 2031	22,709	23,575
Corporate Office Properties LP 2.25% 2026	8,540	8,814
Crown Castle International Corp. 2.50% 2031	42,281	42,936
Equinix, Inc. 2.625% 2024	8,452	8,885
Equinix, Inc. 2.90% 2026	7,466	8,000
Equinix, Inc. 1.80% 2027	5,549	5,636
Equinix, Inc. 1.55% 2028	21,505	21,284
Equinix, Inc. 3.20% 2029	19,988	21,522
Equinix, Inc. 2.15% 2030	16,964	16,923
Equinix, Inc. 2.50% 2031	35,828	36,772
Equinix, Inc. 3.00% 2050	17,343	16,889
Equinix, Inc. 3.40% 2052	6,828	7,161
Essex Portfolio LP 2.55% 2031	10,132	10,425
Gaming and Leisure Properties, Inc. 3.35% 2024	1,865	1,973
Public Storage 0.875% 2026	3,161	3,140
Public Storage 2.30% 2031	9,714	10,012
Scentre Group 3.25% 2025[2]	3,070	3,297
Scentre Group 3.50% 2025[2]	9,000	9,670
Scentre Management, Ltd. 4.375% 2030[2]	10,000	11,746
Sun Communities Operating LP 2.70% 2031	30,076	30,654
WEA Finance LLC 3.75% 2024[2]	7,500	8,008
Westfield Corp., Ltd. 3.50% 2029[2]	2,652	2,790
		398,373
Capital Group Central Corporate Bond Fund — Page 18 of 24

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials 2.06%	Principal amount (000)	Value (000)
Air Products and Chemicals, Inc. 2.05% 2030	$9,383	$9,642
Anglo American Capital PLC 2.625% 2030[2]	14,497	14,759
Anglo American Capital PLC 5.625% 2030[2]	720	886
Anglo American Capital PLC 3.95% 2050[2]	664	745
Dow Chemical Co. 4.55% 2025	1,165	1,324
Dow Chemical Co. 3.625% 2026	11,530	12,768
Dow Chemical Co. 2.10% 2030	12,000	12,090
Dow Chemical Co. 4.80% 2049	18,821	24,478
Dow Chemical Co. 3.60% 2050	43,892	48,255
Glencore Funding LLC 4.125% 2024[2]	12,370	13,307
Huntsman International LLC 2.95% 2031	2,583	2,676
International Flavors & Fragrances, Inc. 1.832% 2027[2]	23,682	23,875
International Flavors & Fragrances, Inc. 2.30% 2030[2]	32,720	33,172
International Flavors & Fragrances, Inc. 3.468% 2050[2]	2,050	2,233
LYB International Finance III, LLC 2.875% 2025	3,600	3,830
LYB International Finance III, LLC 2.25% 2030	11,281	11,479
LYB International Finance III, LLC 3.375% 2040	15,336	16,249
LYB International Finance III, LLC 4.20% 2050	13,087	15,389
LYB International Finance III, LLC 3.625% 2051	3,301	3,594
Mosaic Co. 3.25% 2022	663	684
Mosaic Co. 4.05% 2027	537	609
Newcrest Finance Pty, Ltd. 3.25% 2030[2]	3,739	4,048
Newcrest Finance Pty, Ltd. 4.20% 2050[2]	8,109	9,539
Nutrien, Ltd. 1.90% 2023	1,152	1,178
Nutrien, Ltd. 5.00% 2049	985	1,329
Nutrien, Ltd. 3.95% 2050	6,043	7,114
Praxair, Inc. 1.10% 2030	32,375	30,677
Praxair, Inc. 2.00% 2050	6,029	5,326
Sherwin-Williams Company 2.75% 2022	312	317
Sherwin-Williams Company 2.95% 2029	8,148	8,772
Sherwin-Williams Company 4.50% 2047	1,500	1,883
Sherwin-Williams Company 3.80% 2049	8,170	9,488
Sherwin-Williams Company 3.30% 2050	7,500	8,073
Vale Overseas, Ltd. 3.75% 2030	1,720	1,836
		341,624
Total corporate bonds, notes & loans		15,124,399
U.S. Treasury bonds & notes 4.83% U.S. Treasury 4.83%
U.S. Treasury 0.125% 2022	26,476	26,489
U.S. Treasury 0.125% 2022	7,067	7,067
U.S. Treasury 0.125% 2023	24,648	24,571
U.S. Treasury 0.125% 2023	12,922	12,898
U.S. Treasury 0.125% 2023	3,192	3,189
U.S. Treasury 0.125% 2023	1,894	1,894
U.S. Treasury 0.125% 2023	937	937
U.S. Treasury 1.375% 2023	5,309	5,405
U.S. Treasury 0.25% 2024	3,664	3,654
U.S. Treasury 0.375% 2024	2,253	2,255
U.S. Treasury 0.25% 2025	2,272	2,236
U.S. Treasury 0.375% 2025	3,936	3,884
U.S. Treasury 0.375% 2025	2,455	2,438
U.S. Treasury 0.375% 2025	766	757
Capital Group Central Corporate Bond Fund — Page 19 of 24

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 0.50% 2026	$24,727	$24,502
U.S. Treasury 0.75% 2026	155,437	155,458
U.S. Treasury 0.75% 2026	85,315	85,191
U.S. Treasury 0.875% 2026[4]	187,257	188,276
U.S. Treasury 0.375% 2027	2,432	2,348
U.S. Treasury 0.50% 2027	6,770	6,616
U.S. Treasury 0.50% 2027	4,418	4,302
U.S. Treasury 0.625% 2027	1,710	1,671
U.S. Treasury 1.125% 2028	2,518	2,535
U.S. Treasury 1.25% 2028	2,512	2,542
U.S. Treasury 1.25% 2028	872	883
U.S. Treasury 1.25% 2031	56,475	56,144
U.S. Treasury 1.375% 2040	5,768	5,335
U.S. Treasury 2.00% 2050	26	26
U.S. Treasury 2.375% 2051[4]	153,327	168,950
Total U.S. Treasury bonds & notes		802,453
Asset-backed obligations 0.11%
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[2,5]	9,777	9,970
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[2,5]	756	771
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[2,5]	6,989	7,126
		17,867
Bonds & notes of governments & government agencies outside the U.S. 0.08%
Panama (Republic of) 2.252% 2032	10,400	10,170
United Mexican States 3.75% 2071	3,690	3,465
		13,635
Municipals 0.06% California 0.02%
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 2027	2,285	2,311
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 2030	1,340	1,338
		3,649
Ohio 0.04%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 2031	5,945	6,241
Total municipals		9,890
Total bonds, notes & other debt instruments (cost: $15,396,899,000)		15,968,244
Short-term securities 3.00% Money market investments 2.97%	Shares
Capital Group Central Cash Fund 0.06%[6,7]	4,933,542	493,404
Capital Group Central Corporate Bond Fund — Page 20 of 24

unaudited
Short-term securities (continued) Interest bearing bills & notes 0.03%	Coupon rate	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. (3-month USD-LIBOR + 1.375%) 11/15/2021[3]	1.500%	$5,000	$5,003
Total short-term securities (cost: $498,391,000)			498,407
Total investment securities 99.18% (cost: $15,895,290,000)			16,466,651
Other assets less liabilities 0.82%			135,334
Net assets 100.00%			$16,601,985
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[8] (000)	Value at 8/31/2021[9] (000)	Unrealized appreciation (depreciation) at 8/31/2021 (000)
2 Year U.S. Treasury Note Futures	Long	2,071	December 2021	$414,200	$456,299	$314
5 Year U.S. Treasury Note Futures	Short	244	December 2021	(24,400)	(30,187)	(79)
10 Year U.S. Treasury Note Futures	Long	835	December 2021	83,500	111,433	247
10 Year Ultra U.S. Treasury Note Futures	Short	20,778	December 2021	(2,077,800)	(3,075,469)	(1,189)
20 Year U.S. Treasury Bond Futures	Long	8,106	December 2021	810,600	1,321,025	(5,586)
30 Year Ultra U.S. Treasury Bond Futures	Long	2,904	December 2021	290,400	572,905	(247)
						$(6,540)
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Receive/ Payment frequency	Pay	Expiration date	Notional (000)	Value at 8/31/2021 (000)	Upfront premium paid (000)	Unrealized appreciation at 8/31/2021 (000)
1.00%/Quarterly	CDX.NA.IG.36	6/20/2026	$136,600	$3,464	$3,460	$4
Investments in affiliates7

	Value of affiliate at 6/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliate at 8/31/2021 (000)	Dividend income (000)
Short-term securities 2.97%
Money market investments 2.97%
Capital Group Central Cash Fund 0.06%[6]	$50	$1,570,307	$1,076,970	$(1)	$18	$493,404	$45
Capital Group Central Corporate Bond Fund — Page 21 of 24

unaudited
[1]	Step bond; coupon rate may change at a later date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,809,559,000, which represented 10.90% of the net assets of the fund.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[4]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $24,022,000, which represented .14% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Rate represents the seven-day yield at 8/31/2021.
[7]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	Notional amount is calculated based on the number of contracts and notional contract size.
[9]	Value is calculated based on the notional amount and current market price.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Capital Group Central Corporate Bond Fund — Page 22 of 24

unaudited
Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $3,718,000,000. Credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of credit default swaps while held was $136,600,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of August 31, 2021 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$15,124,399	$—	$15,124,399
U.S. Treasury bonds & notes	—	802,453	—	802,453
Asset-backed obligations	—	17,867	—	17,867
Bonds & notes of governments & government agencies outside the U.S.	—	13,635	—	13,635
Municipals	—	9,890	—	9,890
Short-term securities	493,404	5,003	—	498,407
Total	$493,404	$15,973,247	$—	$16,466,651
Capital Group Central Corporate Bond Fund — Page 23 of 24

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$561	$—	$—	$561
Unrealized appreciation on credit default swaps	—	4	—	4
Liabilities:
Unrealized depreciation on futures contracts	(7,101)	—	—	(7,101)
Total	$(6,540)	$4	$—	$(6,536)
*	Futures contracts and credit default swaps are not included in the fund’s investment portfolio.

Key to abbreviations and symbol
Auth. = Authority
LIBOR = London Interbank Offered Rate
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD/$ = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
MFGEFP1-137-1021O-S85302	Capital Group Central Corporate Bond Fund — Page 24 of 24